Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Deferred income tax assets related to:
Inventories	$ 8,719	$ 8,726
Allowance for losses	8,935	9,713
Accrued compensation and benefits	113,934	70,744
Accrued other expenses	6,525	5,397
Other long-term liabilities	24,931	19,345
Net operating loss and credit carryforwards	76,740	71,397
Total Deferred Income Tax Assets	239,784	185,322
Less: valuation allowances	(75,167)	(70,408)
Net Deferred Income Tax Assets	164,617	114,914
Deferred income tax (liabilities) related to:
Depreciation	(46,045)	(46,807)
Pension and other postretirement benefits	(15,824)	(18,120)
Amortization of intangibles	(109,206)	(94,265)
Total Deferred Income Tax (Liabilities)	(171,075)	(159,192)
Deferred Income Tax Assets (Liabilities), Net	$ (6,458)	$ (44,278)